Average Annual Total Returns - The Biondo Focus Fund	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P 500® Total Return Index
Prospectus [Line Items]
Average Annual Return, Percent	17.88%	14.42%	14.82%
The Biondo Focus Fund Investor Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return before taxes
Average Annual Return, Percent	11.36%	7.71%	12.75%
The Biondo Focus Fund Investor Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	8.50%	5.44%	10.69%
The Biondo Focus Fund Investor Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	8.77%	5.75%	10.13%